STAFF COSTS (Details 2) $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 USD ($)
Disclosure Of Employee Benefits [Line Items]
Salary		$ 36,400	$ 32,300			$ 22,400
Annual performance bonus			559		kr 3,758,700
Jacob Meldgaard
Disclosure Of Employee Benefits [Line Items]
Salary	[1]	81	39
Taxable benefits	[1]	0	0
Annual performance bonus	[1]	0	0
Transaction bonus	[1]	0	0
Total	[1]	81	39
Jacob Meldgaard | TORM A/S
Disclosure Of Employee Benefits [Line Items]
Salary	[1]	923	834	[2]		362
Taxable benefits	[1]	42	41	[2]		19
Annual performance bonus	[1]	580	559	[2]		144
Transaction bonus	[1]	0	0	[2]		345
Total	[1]	$ 1,545	$ 1,434	[2]		$ 870

[1]	Paid by legal entity as noted.
[2]	The 2016 figures have been restated in order to include the figure for the annual bonus for 2016 as this was finalised and subsequently paid in 2017. No value was shown in the 2016 annual report. The total annual performance bonus of the Executive Director of TORM plc for 2016. arising in the period 1 January 2016 to 31 December 2016 was DKK 3.758.700 (USD 559t).